Prospectus supplement dated May 22, 2019
to the following prospectus(es):
BOA CVUL (NLAIC) dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The cover page of the prospectus is amended to include the following language:
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under this policy unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. However, policy owners may elect to continue to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
(2)	The prospectus offers the following underlying mutual fund as an investment option under the contract/policy. Effective on or about June 1, 2019, the name of the investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
MFS® Variable Insurance Trust II – MFS International Value Portfolio	MFS® Variable Insurance Trust II – MFS International Intrinsic Value Portfolio
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 3, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dreyfus Investment Portfolios – MidCap Stock Portfolio	BNY Mellon Investment Portfolios – MidCap Stock Portfolio
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio	BNY Mellon Investment Portfolios – Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – Appreciation Portfolio	BNY Mellon Variable Investment Fund – Appreciation Portfolio
Dreyfus Variable Investment Fund – Growth and Income Portfolio	BNY Mellon Variable Investment Fund – Growth and Income Portfolio
Dreyfus Variable Investment Fund – International Value Portfolio	BNY Mellon Variable Investment Fund – International Value Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
As of the effective date, the Investment Advisor is changed to BNY Mellon Investment Management.
PROS-2019-212

(4)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 24, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund
Oppenheimer Variable Account Funds – Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund
Oppenheimer Variable Account Funds – Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Oppenheimer Variable Account Funds – Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund
Oppenheimer Variable Account Funds – Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA	Invesco Oppenheimer V.I. Main Street Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund
Oppenheimer Variable Account Funds – Oppenheimer Total Return Bond Fund/VA	Invesco Oppenheimer V.I. Total Return Bond Fund
PROS-2019-212
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